SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net income per share of common share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class A common stock
Numerator:
Allocation of net income, as adjusted	$ 5,233,837	$ 195,195
Denominator:
Basic weighted average shares outstanding	16,730,842	2,569,149
Basic net income per common stock	$ 0.31	$ 0.08
Numerator:
Allocation of net income, as adjusted	$ 5,233,837	$ 181,617
Denominator:
Diluted weighted average shares outstanding	16,730,842	2,569,149
Diluted net income per common stock	$ 0.31	$ 0.07
Class B common stock
Numerator:
Allocation of net income, as adjusted	$ 1,349,061	$ 291,278
Denominator:
Basic weighted average shares outstanding	4,312,500	3,833,777
Basic net income per common stock	$ 0.31	$ 0.08
Numerator:
Allocation of net income, as adjusted	$ 1,349,061	$ 304,856
Denominator:
Diluted weighted average shares outstanding	4,312,500	4,312,500
Diluted net income per common stock	$ 0.31	$ 0.07